Income Taxes - Reconciled Tax at Statutory Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Income tax benefit (expense) at statutory tax rates	$ 8.8	$ (28.4)	$ (18.3)
US state income taxes, net of the federal benefit	(0.1)	(0.8)	(1.7)
Asbestos - effect of foreign exchange	(0.3)	(1.9)	(31.7)
Expenses not deductible	(2.0)	(0.7)	(4.0)
Non-assessable items	1.8	0.4
Repatriation of foreign earnings	2.7	(0.1)	(32.6)
Amortisation of intangibles	2.0	1.7	(5.9)
Taxes on foreign income	(1.6)	2.6	(2.0)
Tax assessment in dispute		478.4	(349.1)
Other permanent items	0.5	2.0	1.7
Total income tax benefit (expense)	$ 11.8	$ 453.2	$ (443.6)
Effective tax (benefit) rate	(35.00%)	(299.90%)	459.20%